OMB APPROVAL
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Short Term Bond Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 28.6%
Aerospace & Defense 0.3%
L-3 Communications Corp.
11/15/16	3.950%	$7,000,000	$7,440,769
Automotive 0.4%
Ford Motor Credit Co. LLC Senior Unsecured
01/16/18	2.375%	9,200,000	9,397,892
Banking 8.2%
Bank of America Corp. Senior Unsecured (a)
03/22/16	1.050%	17,500,000	17,566,556
Bank of Montreal Senior Unsecured (a)
07/15/16	0.746%	7,500,000	7,548,653
Bank of New York Mellon Corp. (The) Senior Unsecured (a)
10/23/15	0.456%	7,800,000	7,814,586
Barclays Bank PLC Senior Unsecured (a)
02/17/17	0.806%	9,000,000	9,028,107
Branch Banking & Trust Co. Senior Unsecured (a)
12/01/16	0.657%	9,925,000	9,958,744
Canadian Imperial Bank of Commerce Senior Unsecured (a)
07/18/16	0.748%	7,725,000	7,770,608
Capital One Financial Corp. Senior Unsecured (a)
11/06/15	0.863%	8,000,000	8,039,040
Citigroup, Inc. Senior Unsecured
06/15/16	3.953%	13,000,000	13,715,988
Goldman Sachs Group, Inc. (The) Senior Unsecured
02/07/16	3.625%	13,000,000	13,549,601
HSBC USA, Inc Senior Unsecured
06/23/17	1.300%	9,275,000	9,296,166
ING Bank NV Senior Unsecured (a)(b)
09/25/15	1.873%	8,600,000	8,744,652
JPMorgan Chase & Co. Senior Unsecured
07/05/16	3.150%	14,000,000	14,592,886
KeyCorp Senior Unsecured
08/13/15	3.750%	6,000,000	6,206,193

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Lloyds Bank PLC Bank Guaranteed
03/28/17	4.200%	$8,000,000	$8,652,952
Morgan Stanley Senior Unsecured
04/29/16	3.800%	10,650,000	11,181,723
PNC Bank National Association Senior Unsecured (a)
01/28/16	0.538%	9,130,000	9,141,832
Royal Bank of Canada Senior Unsecured (a)
09/09/16	0.691%	7,100,000	7,138,894
Royal Bank of Scotland Group PLC Senior Unsecured
09/18/15	2.550%	7,600,000	7,756,742
Toronto-Dominion Bank (The) Senior Unsecured
09/09/16	1.500%	7,000,000	7,104,797
U.S. Bank Subordinated Notes (a)
04/29/20	3.778%	8,500,000	8,699,980
Wells Fargo & Co. Senior Unsecured (a)
04/23/18	0.856%	15,000,000	15,129,990
Total			208,638,690
Cable and Satellite 1.1%
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	9,500,000	9,847,691
NBCUniversal Enterprise, Inc. (a)(b)
04/15/16	0.763%	10,875,000	10,903,749
Time Warner Cable, Inc.
02/01/20	5.000%	7,600,000	8,526,539
Total			29,277,979
Chemicals 0.2%
Eastman Chemical Co. Senior Unsecured
06/01/17	2.400%	6,100,000	6,280,157
Construction Machinery 0.4%
Caterpillar Financial Services Corp. Senior Unsecured
05/29/15	1.100%	5,365,000	5,405,468
John Deere Capital Corp. Senior Unsecured (a)
10/11/16	0.518%	5,430,000	5,448,440
Total			10,853,908

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing 0.3%
United Technologies Corp. Senior Unsecured (a)
06/01/15	0.727%	$7,875,000	$7,908,792
Electric 1.3%
Dominion Resources, Inc. Senior Unsecured
03/15/17	1.250%	7,885,000	7,915,463
National Rural Utilities Cooperative Finance Corp.
03/01/16	3.050%	1,000,000	1,040,932
Nevada Power Co.
03/15/16	5.950%	7,275,000	7,904,113
Progress Energy, Inc. Senior Unsecured
01/15/16	5.625%	5,579,000	5,991,416
Sierra Pacific Power Co.
05/15/16	6.000%	327,000	358,779
Southern California Edison Co. 1st Refunding Mortgage (a)
09/15/14	0.681%	845,000	845,609
TransAlta Corp. Senior Unsecured
06/03/17	1.900%	8,000,000	8,031,304
Total			32,087,616
Finance Companies 0.8%
General Electric Capital Corp. Senior Unsecured (a)
04/02/18	0.941%	19,500,000	19,760,013
Food and Beverage 1.2%
Anheuser-Busch InBev Finance, Inc. (a)
01/27/17	0.418%	3,080,000	3,083,942
ConAgra Foods, Inc. Senior Unsecured
06/15/17	5.819%	6,033,000	6,779,952
Diageo Finance BV
01/15/15	3.250%	2,000,000	2,031,086
General Mills, Inc. Senior Unsecured (a)
01/29/16	0.527%	7,000,000	7,017,906
PepsiCo, Inc. Senior Unsecured (a)
02/26/16	0.437%	4,960,000	4,965,074
SABMiller Holdings, Inc. (b)
01/15/17	2.450%	7,332,000	7,555,582
Total			31,433,542

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care 1.2%
Cardinal Health, Inc. Senior Unsecured
06/15/15	4.000%	$6,770,000	$6,994,737
CareFusion Corp. Senior Unsecured
05/15/17	1.450%	7,000,000	6,994,771
McKesson Corp. Senior Unsecured
03/10/17	1.292%	9,000,000	9,023,787
Medco Health Solutions, Inc.
09/15/15	2.750%	6,350,000	6,502,114
Total			29,515,409
Independent Energy 1.4%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	6,000,000	6,645,342
Devon Energy Corp. Senior Unsecured
05/15/17	1.875%	6,896,000	7,015,128
Pioneer Natural Resources Co. Senior Unsecured
03/15/17	6.650%	5,588,000	6,360,653
Southwestern Energy Co.
02/01/18	7.500%	5,500,000	6,554,889
Woodside Finance Ltd. (b)
11/10/14	4.500%	6,225,000	6,302,126
03/01/19	8.750%	1,500,000	1,903,413
Total			34,781,551
Integrated Energy 0.4%
BP Capital Markets PLC (a)
11/07/16	0.643%	9,500,000	9,543,812
Life Insurance 1.0%
American International Group, Inc. Senior Unsecured
01/16/18	5.850%	6,605,000	7,540,149
Lincoln National Corp. Senior Unsecured
07/01/19	8.750%	500,000	648,277
Metropolitan Life Global Funding I Secured (a)(b)
04/10/17	0.607%	8,750,000	8,747,555
Prudential Covered Trust Secured (b)
09/30/15	2.997%	8,256,000	8,456,794
Total			25,392,775

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment 0.8%
21st Century Fox America, Inc.
12/15/14	5.300%	$6,500,000	$6,646,328
TCM Sub LLC (b)
01/15/15	3.550%	6,605,000	6,704,998
Thomson Reuters Corp. Senior Unsecured
05/23/16	0.875%	6,770,000	6,767,238
Total			20,118,564
Metals 0.5%
Rio Tinto Finance USA PLC
08/21/17	1.625%	5,000,000	5,058,715
Vale Overseas Ltd.
01/23/17	6.250%	2,900,000	3,245,100
Vale Overseas Ltd
01/11/16	6.250%	3,100,000	3,331,220
Total			11,635,035
Midstream 2.2%
Enterprise Products Operating LLC
02/01/16	3.200%	7,638,000	7,934,591
Kinder Morgan Energy Partners LP Senior Unsecured
03/01/21	3.500%	8,265,000	8,381,297
NiSource Finance Corp.
01/15/19	6.800%	6,144,000	7,327,046
Plains All American Pipeline LP/Finance Corp. Senior Unsecured
08/15/16	5.875%	6,000,000	6,483,300
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	8,365,000	9,403,373
TransCanada PipeLines Ltd. Senior Unsecured (a)
06/30/16	0.914%	8,000,000	8,064,960
Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	6,300,000	7,200,509
Total			54,795,076
Office REIT 0.2%
Boston Properties LP Senior Unsecured
11/15/18	3.700%	5,888,000	6,275,204
Oil Field Services 0.3%
Halliburton Co. Senior Unsecured
08/01/16	1.000%	8,500,000	8,543,920

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals 0.6%
AbbVie, Inc. Senior Unsecured
11/06/15	1.200%	$6,500,000	$6,543,888
Amgen, Inc. Senior Unsecured
06/15/16	2.300%	8,375,000	8,611,527
Total			15,155,415
Property & Casualty 1.3%
Berkshire Hathaway, Inc. Senior Unsecured (a)
08/15/14	0.924%	6,000,000	6,005,334
CNA Financial Corp. Senior Unsecured
08/15/16	6.500%	5,500,000	6,126,032
Hartford Financial Services Group, Inc. (The) Senior Unsecured
01/15/19	6.000%	5,500,000	6,382,145
Liberty Mutual Group, Inc. Senior Unsecured (b)
08/15/16	6.700%	7,175,000	8,010,414
Transatlantic Holdings, Inc. Senior Unsecured
12/14/15	5.750%	5,622,000	6,005,061
Total			32,528,986
Refining 0.2%
Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	6,000,000	6,265,722
Restaurants 0.3%
Yum! Brands, Inc. Senior Unsecured
04/15/16	6.250%	6,690,000	7,300,777
Retail REIT 0.6%
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	6,000,000	6,504,846
Simon Property Group LP Senior Unsecured
03/01/17	5.875%	7,500,000	8,365,567
Total			14,870,413
Technology 1.3%
Apple, Inc. Senior Unsecured (a)
05/03/16	0.273%	8,000,000	8,003,168

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Cisco Systems, Inc. Senior Unsecured (a)
03/03/17	0.507%	$8,000,000	$8,031,776
Hewlett-Packard Co. Senior Unsecured
06/01/16	2.650%	7,700,000	7,948,517
Oracle Corp. Senior Unsecured (a)(c)
07/07/17	0.436%	10,200,000	10,200,000
Total			34,183,461
Transportation Services 0.3%
ERAC U.S.A. Finance LLC (b)
10/15/17	6.375%	7,275,000	8,347,773
Wirelines 1.8%
AT&T, Inc. Senior Unsecured (a)
02/12/16	0.608%	2,735,000	2,742,847
Deutsche Telekom International Finance BV (b)
04/11/16	3.125%	6,000,000	6,231,864
Orange SA Senior Unsecured
09/14/16	2.750%	6,000,000	6,224,610
Southwestern Bell Telephone LP
07/01/15	7.000%	9,200,000	9,776,398
Telefonica Emisiones SAU
04/27/18	3.192%	7,335,000	7,665,625
Verizon Communications, Inc. Senior Unsecured
03/15/21	3.450%	12,000,000	12,400,848
Total			45,042,192
Total Corporate Bonds & Notes (Cost: $716,695,999)			$727,375,443

Residential Mortgage-Backed Securities - Agency 6.9%
Federal Home Loan Mortgage Corp. (a)(d)
04/01/35	2.065%	325,454	340,997
01/01/37	2.240%	486,859	515,434
03/01/34	2.353%	396,174	421,091
08/01/36	2.356%	194,881	207,065
07/01/36	2.485%	10,384	10,890
01/01/36	2.497%	901,365	961,231
09/01/37	2.507%	518,059	552,888
12/01/36	6.075%	218,369	234,980
Federal Home Loan Mortgage Corp. (d)
09/01/26-03/01/27	3.000%	687,682	713,669

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
04/01/21-10/01/26	3.500%	$13,537,319	$14,333,106
05/01/24-07/01/26	4.000%	12,395,204	13,243,329
03/01/19-10/01/24	4.500%	3,065,391	3,302,453
11/01/17-07/01/25	5.000%	8,994,518	9,745,485
05/01/17-02/01/24	5.500%	6,354,317	6,927,346
03/01/17-10/01/21	6.000%	666,825	721,471
04/01/17	6.500%	1,628,132	1,710,066
09/01/15	7.500%	1,662	1,676
CMO Series 2467 Class NB
07/15/17	5.000%	1,383,814	1,448,538
Federal National Mortgage Association (a)(d)
06/01/37	1.189%	1,039,206	1,083,471
07/01/33	1.787%	34,270	35,408
06/01/33	1.796%	788,922	817,528
04/01/36	1.925%	198,639	211,877
11/01/34	1.977%	246,273	259,434
01/01/35	1.995%	442,087	471,884
04/01/34	2.073%	638,807	677,952
04/01/36	2.162%	1,388,056	1,484,232
03/01/34	2.223%	492,296	531,273
07/01/34	2.255%	766,128	821,691
06/01/35	2.294%	543,951	576,795
08/01/35	2.348%	574,210	606,641
06/01/34	2.363%	514,040	542,967
10/01/35	2.405%	442,773	462,348
09/01/37	2.413%	224,678	240,423
04/01/36	2.455%	140,355	150,249
08/01/36	2.543%	145,930	156,822
07/01/35	2.662%	510,931	546,119
09/01/37	6.165%	39,750	39,933
CMO Series 2003-W11 Class A1
06/25/33	3.280%	35,930	35,523
Federal National Mortgage Association (c)(d)
07/17/29	3.500%	24,000,000	25,436,251
Federal National Mortgage Association (d)
10/01/20-01/01/27	3.500%	5,030,034	5,336,742
03/01/20-01/01/29	4.000%	36,540,854	39,080,770
07/01/22-03/01/25	5.000%	6,025,734	6,544,887
11/01/17-01/01/25	5.500%	18,840,681	20,596,550
06/01/17-11/01/17	6.000%	3,580,632	3,760,723
08/01/14	6.500%	3,634	3,639
06/01/17-08/01/17	7.000%	131,300	138,132
08/01/15	7.500%	2,777	2,833
Federal National Mortgage Association (d)(e)(f)
CMO PO Series G-15 Class A
06/25/21	0.000%	7,086	6,889

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

Federal National Mortgage Association (d)(g)
05/01/25	4.000%	$6,554,807	$7,021,436
Government National Mortgage Association (a)(d)
04/20/22- 03/20/30	1.625%	865,842	887,521
07/20/18	3.000%	74,481	76,907
Government National Mortgage Association (d)
09/20/21	6.000%	172,387	185,105
03/15/32- 11/15/33	6.500%	157,207	178,650
04/15/29- 08/15/29	7.000%	29,938	30,708
Total Residential Mortgage-Backed Securities - Agency (Cost: $170,432,269)			$174,432,028

Residential Mortgage-Backed Securities - Non-Agency 2.9%

BCAP LLC Trust (a)(b)(d)
CMO Series 2010-RR2 Class 5A1
12/26/36	5.000%	2,855,978	2,884,973
CMO Series 2010-RR4 Class 32A1
01/26/37	4.000%	1,305,531	1,310,305
Countrywide Alternative Loan Trust CMO Series 2004-2CB Class 1A4 (a)(d)
03/25/34	0.552%	8,030	8,004
Credit Suisse Mortgage Capital Certificates (a)(b)(d)
CMO Series 2009-12R Class 25A1
10/27/37	2.741%	847,600	847,687
CMO Series 2009-9R Class 12A1
08/26/35	5.356%	5,865,333	6,109,165
JPMorgan Resecuritization Trust (a)(b)(d)
CMO Series 2009-12 Class 9A1
05/26/36	2.658%	7,629,226	7,741,749
CMO Series 2010-2 Class 2A1
03/21/37	2.615%	330,735	329,949
CMO Series 2010-4 Class 3A2
04/26/35	4.500%	6,703,613	6,942,021
RBSSP Resecuritization Trust CMO Series 2012-2 Class 1A5 (a)(b)(d)
05/26/47	0.282%	1,773,426	1,761,200
Residential Asset Mortgage Products Trust Series 2005-RS2 Class M1 (a)(d)
02/25/35	0.602%	1,331,878	1,330,890
Springleaf Mortgage Loan Trust (a)(b)(d)
CMO Series 2012-1A Class A
09/25/57	2.667%	4,210,983	4,288,706
CMO Series 2012-2A Class A
10/25/57	2.220%	2,483,637	2,500,883
CMO Series 2012-3A Class A
12/25/59	1.570%	9,546,752	9,571,923
CMO Series 2013-1A Class A
06/25/58	1.270%	8,167,486	8,151,622
CMO Series 2013-2A Class A
12/25/65	1.780%	6,399,628	6,388,735

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

CMO Series 2013-3A Class A
09/25/57	1.870%	$11,534,268	$11,534,463
Wells Fargo Mortgage Loan Trust CMO Series 2010-RR4 Class 1A1 (a)(b)(d)
12/27/46	2.688%	3,104,002	3,093,819
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $74,591,467)			$74,796,094

Commercial Mortgage-Backed Securities - Agency 13.9%

Government National Mortgage Association (a)(d)
Series 2013-50 Class AH
06/16/39	2.100%	12,347,450	12,371,392
Government National Mortgage Association (d)
Series 2009-114 Class A
12/16/38	3.103%	569,180	573,160
Series 2010-141 Class A
08/16/31	1.864%	1,321,948	1,327,011
Series 2010-159 Class A
01/16/33	2.159%	1,152,325	1,156,807
Series 2010-49 Class A
03/16/51	2.870%	160,472	160,440
Series 2011-120 Class AB
08/16/33	2.400%	9,756,634	9,846,844
Series 2011-144 Class AB
07/16/35	2.012%	3,862,224	3,877,986
Series 2011-149 Class A
10/16/46	3.000%	2,862,593	2,935,549
Series 2011-16 Class A
11/16/34	2.210%	2,615,725	2,625,742
Series 2011-161 Class A
01/16/34	1.738%	11,085,703	11,119,647
Series 2011-20 Class A
04/16/32	1.883%	4,688,081	4,701,066
Series 2011-31 Class A
12/16/35	2.210%	2,468,397	2,483,637
Series 2011-78 Class A
08/16/34	2.250%	5,792,098	5,827,969
Series 2012-1 Class AB
09/16/33	1.999%	8,359,087	8,405,128
Series 2012-142 Class A
05/16/37	1.105%	8,305,499	8,215,227
Series 2012-22 Class AB
03/16/33	1.661%	4,092,396	4,095,373
Series 2012-4 Class A
05/16/40	2.120%	14,776,882	14,872,370
Series 2012-55 Class A
08/16/33	1.704%	10,408,778	10,393,292
Series 2012-58 Class A
01/16/40	2.500%	15,903,803	16,227,127
Series 2012-79 Class A
04/16/39	1.800%	13,013,421	12,916,965
Series 2012-9 Class A
05/16/39	3.220%	2,246,703	2,301,657

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)

Series 2013-105 Class A
02/16/37	1.705%	$23,779,188	$23,727,040
Series 2013-118 Class AC
06/16/36	1.700%	5,259,101	5,256,682
Series 2013-12 Class A
10/16/42	1.410%	15,525,177	15,336,391
Series 2013-126 Class AB
04/16/38	1.540%	8,098,802	8,052,948
Series 2013-17 Class AF
11/16/43	1.210%	9,460,184	9,287,148
Series 2013-17 Class AH
10/16/43	1.558%	11,804,194	11,678,952
Series 2013-194 Class AB
05/16/38	2.250%	10,516,044	10,602,719
Series 2013-2 Class AB
12/16/42	1.600%	16,749,629	16,540,192
Series 2013-30 Class A
05/16/42	1.500%	19,451,082	19,173,165
Series 2013-32 Class AB
01/16/42	1.900%	7,029,189	7,009,852
Series 2013-33 Class A
07/16/38	1.061%	28,329,727	27,474,141
Series 2013-35 Class A
02/16/40	1.618%	8,179,001	8,113,978
Series 2013-40 Class A
10/16/41	1.511%	12,332,222	12,209,233
Series 2013-45 Class A
10/16/40	1.450%	6,819,933	6,742,192
Series 2013-57 Class A
06/16/37	1.350%	23,033,848	22,764,444
Series 2013-61 Class A
01/16/43	1.450%	13,995,955	13,788,577
Total Commercial Mortgage-Backed Securities - Agency (Cost: $359,667,603)			$354,192,043

Commercial Mortgage-Backed Securities - Non-Agency 7.6%

Bear Stearns Commercial Mortgage Securities Trust (a)(d)
Series 2005-PWR7 Class A3
02/11/41	5.116%	9,050,000	9,193,533
Series 2005-T20 Class AAB
10/12/42	5.272%	1,497,723	1,505,055
Bear Stearns Commercial Mortgage Securities Trust (d)
Series 2006-T24 Class A4
10/12/41	5.537%	5,872,567	6,377,485
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 (a)(d)
07/15/44	5.401%	11,569,925	12,030,269
Commercial Mortgage Trust Series 2006-C8 Class A4 (d)
12/10/46	5.306%	1,465,000	1,578,617
Credit Suisse First Boston Mortgage Securities Corp. (a)(d)
Series 2005-C4 Class A5
08/15/38	5.104%	7,801,314	8,044,598
Series 2005-C6 Class A4

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

12/15/40	5.230%	$3,787,874	$3,951,514
DBRR Trust (b)(d)
Series 2012-EZ1 Class A
09/25/45	1.393%	3,405,000	3,401,371
09/25/45	2.062%	15,055,205	15,068,252
GS Mortgage Securities Trust Series 2006-GG8 Class A4 (d)
11/10/39	5.560%	12,075,000	13,093,466
JPMorgan Chase Commercial Mortgage Securities Trust (a)(d)
Series 2005-CB11 Class ASB
08/12/37	5.201%	39,007	38,967
Series 2005-LDP4 Class A4
10/15/42	4.918%	11,904,427	12,356,629
Series 2005-LDP5 Class A4
12/15/44	5.405%	18,099,000	18,929,954
Series 2006-CB14 Class ASB
12/12/44	5.506%	2,192,335	2,239,382
Series 2006-LDP6 Class A4
04/15/43	5.475%	9,285,867	9,874,488
Series 2006-LDP7 Class ASB
04/15/45	6.057%	804,586	830,342
JPMorgan Chase Commercial Mortgage Securities Trust (d)
Series 2005-LDP2 Class ASB
07/15/42	4.659%	1,214,135	1,221,399
LB-UBS Commercial Mortgage Trust Series 2005-C2 Class AAB (d)
04/15/30	5.007%	322,527	324,343
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6 (a)(d)
11/12/37	5.457%	5,221,295	5,438,454
Morgan Stanley Capital I Trust Series 2006-IQ11 Class A4 (a)(d)
10/15/42	5.829%	8,444,212	8,908,196
Motel 6 Trust Series 2012-MTL6 Class A1 (b)(d)
10/05/25	1.500%	2,511,733	2,513,187
Wachovia Bank Commercial Mortgage Trust (a)(d)
Series 2005-C17 Class A4
03/15/42	5.083%	7,352,370	7,470,611
Series 2005-C21 Class A4
10/15/44	5.414%	10,892,605	11,371,063
Series 2005-C22 Class A4
12/15/44	5.455%	17,815,000	18,682,092
Series 2006-C24 Class A1A
03/15/45	5.557%	18,352,926	19,578,332
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $200,265,224)			$194,021,599

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency —%

Small Business Administration Pools (a)
06/25/22	0.875%	$12	$12
Total Asset-Backed Securities - Agency (Cost: $12)			$12

Asset-Backed Securities - Non-Agency 14.5%

AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1998-3 Class A7 (a)(h)
07/25/28	0.632%	14,774	13,747
ARI Fleet Lease Trust Series 2012-A Class A (a)(b)
03/15/20	0.702%	1,247,860	1,249,309
Aames Mortgage Investment Trust Series 2005-3 Class A2 (a)(b)
08/25/35	0.412%	5,950,952	5,866,705
Access Group, Inc. (a)
Series 2004A Class A2
04/25/29	0.489%	11,369,983	11,270,792
Series 2007A Class A2
08/25/26	0.357%	2,888,409	2,865,810
Ally Master Owner Trust (a)
Series 2012-1 Class A1
02/15/17	0.952%	4,000,000	4,013,541
Series 2013-1 Class A1
02/15/18	0.602%	7,475,000	7,492,415
Series 2014-1 Class A1
01/15/19	0.622%	6,125,000	6,135,983
Series 2014-2 Class A
01/16/18	0.522%	3,000,000	3,004,799
AmeriCredit Automobile Receivables Trust Series 2014-2 Class A2A
10/10/17	0.540%	4,265,000	4,264,990
American Credit Acceptance Receivables Trust (b)
Series 2012-2 Class A
07/15/16	1.890%	847,090	848,850
Series 2012-3 Class A
11/15/16	1.640%	790,008	792,791
Series 2013-1 Class A
04/16/18	1.450%	3,342,762	3,355,780
Series 2013-2 Class A
02/15/17	1.320%	2,879,499	2,884,388
Series 2014-1 Class A
03/12/18	1.140%	3,680,853	3,681,744
Avis Budget Rental Car Funding AESOP LLC Series 2012-1A Class A (b)
08/20/16	2.054%	7,000,000	7,076,063
CCG Receivables Trust (b)
Series 2013-1 Class A2
08/14/20	1.050%	3,188,040	3,194,324
Series 2014-1 Class A2
11/15/21	1.060%	4,000,000	3,997,824
CNH Wholesale Master Note Trust Series 2013-2A Class A (a)(b)
08/15/19	0.752%	13,750,000	13,797,576

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

CarFinance Capital Auto Trust (b)
Series 2013-2A Class A
11/15/17	1.750%	$3,993,850	$4,009,044
Series 2014-1A Class A
12/17/18	1.460%	4,432,465	4,423,687
Chesapeake Funding LLC (a)(b)
Series 2011-2A Class A
04/07/24	1.401%	8,202,501	8,265,333
Series 2014-1A Class A
03/07/26	0.571%	11,000,000	11,000,220
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE4 Class A (a)(b)
12/25/33	0.562%	1,722,660	1,718,345
Cityscape Home Equity Loan Trust Series 1997-C Class A3 (a)(h)(i)(j)
07/25/28	7.380%	607,537	1
DT Auto Owner Trust (b)
Series 2013-1A Class A
05/16/16	0.750%	425,656	425,703
Series 2014-1A Class A
07/17/17	0.660%	4,531,912	4,531,849
Diamond Resorts Owner Trust Series 2013-2 Class A (b)
05/20/26	2.270%	7,313,774	7,338,213
EFS Volunteer LLC Series 2010-1 Class A1 (a)(b)
10/26/26	1.089%	6,536,446	6,565,520
Educational Funding of the South, Inc. Series 2011-1 Class A1 (a)
10/25/21	0.779%	581,506	582,184
Encore Credit Receivables Trust Series 2005-4 Class 2A4 (a)
01/25/36	0.492%	7,999,918	7,921,863
Exeter Automobile Receivables Trust (b)
Series 2012-2A Class A
06/15/17	1.300%	2,039,294	2,042,404
Series 2014-2A Class A
08/15/18	1.060%	2,750,000	2,745,434
First Alliance Mortgage Loan Trust Series 1994-2 Class A2 (NPFGC) (h)
06/25/25	6.680%	23,572	23,629
First Investors Auto Owner Trust (b)
Series 2011-2A Class A2
08/15/17	2.600%	87,991	88,002
Series 2012-1A Class A2
11/15/17	1.960%	547,235	548,418
Series 2013-2A Class A2
03/15/19	1.230%	3,255,266	3,265,339
Series 2013-3A Class A2
09/15/17	0.890%	4,867,683	4,872,526
HSBC Home Equity Loan Trust Series 2006-2 Class A1 (a)
03/20/36	0.303%	8,838,033	8,759,445
Hertz Fleet Lease Funding LP (a)(b)
Series 2013-3 Class A
12/10/27	0.704%	8,800,000	8,822,847

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Series 2014-1 Class A
04/10/28	0.554%	$7,200,000	$7,200,144
Hilton Grand Vacations Trust (b)
Series 2013-A Class A
01/25/26	2.280%	11,908,170	12,045,761
Series 2014-AA Class A
11/25/26	1.770%	11,000,000	10,998,736
IMC Home Equity Loan Trust Series 1997-3 Class A7
08/20/28	7.080%	77	77
KeyCorp Student Loan Trust Series 1999-A Class A2 (a)
12/27/29	0.564%	5,448,156	5,414,508
Marriott Vacation Club Owner Trust Series 2009-2A Class A (b)
07/20/31	4.809%	1,760,061	1,794,389
Miramax LLC Series 2011-1A Class A (b)
10/20/21	6.250%	2,362,290	2,428,876
Montana Higher Education Student Assistance Corp. Series 2006-1 Class A (a)
03/20/24	0.331%	4,358,838	4,335,213
Nations Equipment Finance Funding I LLC Series 2013-1A Class A (b)
11/20/16	1.697%	4,050,213	4,050,213
Navitas Equipment Receivables LLC Series 2013-1 Class A (b)
11/15/16	1.950%	5,289,123	5,290,995
PFS Tax Lien Trust Series 2014-1 Class NOTE (b)
05/15/29	1.440%	3,826,281	3,844,242
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1 (a)
07/01/21	0.735%	1,236,508	1,238,887
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WCW2 Class M1 (a)
10/25/34	1.082%	5,758,369	5,756,993
Prestige Auto Receivables Trust (b)
Series 2013-1A Class A2
02/15/18	1.090%	4,038,268	4,044,985
Series 2014-1A Class A2
03/15/18	0.970%	5,285,000	5,280,229
RFMSI Home Equity Loan Trust Series 2003-HS3 Class A2B (NPFGC) (a)(h)
08/25/33	0.442%	3,955	3,620
SLM Private Credit Student Loan Trust (a)
Series 2003-A Class A2
09/15/20	0.671%	4,858,346	4,835,583
Series 2004-B Class A2
06/15/21	0.431%	9,619,797	9,535,316
Series 2005-A Class A2
12/15/20	0.371%	1,897,745	1,892,978
SLM Private Education Loan Trust (a)(b)
Series 2011-A Class A1

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

10/15/24	1.152%	$1,184,607	$1,191,411
Series 2012-A Class A1
08/15/25	1.552%	2,645,818	2,678,567
Series 2012-B Class A1
12/15/21	1.252%	2,749,321	2,762,454
Series 2013-A Class A1
08/15/22	0.752%	5,241,946	5,249,825
Series 2013-B Class A1
07/15/22	0.802%	14,004,570	14,035,966
Series 2013-C Class A1
02/15/22	1.002%	2,656,540	2,669,689
Series 2014-A Class A1
07/15/22	0.752%	4,693,769	4,700,043
SLM Student Loan Trust Series 2003-12 Class A5 (a)(b)
09/15/22	0.511%	669,542	669,624
SMART Trust (a)
Series 2013-1US Class A3B
09/14/16	0.602%	11,500,000	11,513,433
Series 2013-2US Class A3B
01/14/17	0.582%	7,000,000	7,010,058
Series 2014-1US Class A3B
02/14/18	0.552%	7,000,000	7,006,122
SMART Trust (a)(b)
Series 2012-1USA Class A3B
05/14/16	1.052%	627,793	629,563
Series 2012-2USA Class A3B
10/14/16	1.102%	2,971,637	2,984,284
SVO VOI Mortgage LLC Series 2012-AA Class A (b)
09/20/29	2.000%	2,340,228	2,337,028
Sierra Timeshare Receivables Funding Co. LLC (b)
Series 2010-2A Class A
11/20/25	3.840%	402,973	403,609
Series 2011-1A Class A
04/20/26	3.350%	1,965,511	2,020,938
Series 2011-2A Class A
05/20/28	3.260%	1,574,714	1,604,057
Series 2011-3A Class A
07/20/28	3.370%	2,588,942	2,652,867
Series 2012-1A Class A
11/20/28	2.840%	4,290,166	4,364,499
Series 2012-3A Class A
08/20/29	1.870%	1,642,892	1,652,439
Series 2013-1A Class A
11/20/29	1.590%	2,770,101	2,776,479
South Texas Higher Education Authority, Inc. Series 2012-1 Class A1 (a)
10/01/20	0.735%	4,191,817	4,191,817
Specialty Underwriting & Residential Finance Trust Series 2005-BC3 Class M1 (a)
06/25/36	0.602%	1,240,084	1,238,564
TAL Advantage V LLC Series 2014-2A Class A1 (b)
05/20/39	1.700%	7,438,347	7,443,144

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Terwin Mortgage Trust Series 2007-4HE Class A1 (a)(b)
05/25/38	0.272%	$101,578	$101,170
Westlake Automobile Receivables Trust (b)
Series 2012-1A Class A2
03/15/16	1.030%	191,146	191,200
Series 2013-1A Class A2
01/15/18	1.120%	7,978,566	7,998,678
Series 2014-1A Class A2
05/15/17	0.700%	4,370,000	4,369,775
Total Asset-Backed Securities - Non-Agency (Cost: $367,543,738)			$370,196,485

Inflation-Indexed Bonds 2.0%
United States 2.0%
U.S. Treasury Inflation-Indexed Bond
04/15/16	0.125%	49,561,576	50,862,567
Total Inflation-Indexed Bonds (Cost: $50,494,452)			$50,862,567

U.S. Treasury Obligations 16.9%

U.S. Treasury
10/31/16	1.000%	159,500,000	160,995,313
01/31/17	0.875%	146,000,000	146,650,138
06/30/17	2.500%	46,000,000	48,188,588
08/31/17	0.625%	75,000,000	74,179,650
Total U.S. Treasury Obligations (Cost: $429,635,866)			$430,013,689

U.S. Government & Agency Obligations 4.0%

Federal Farm Credit Banks (a)
10/26/15	0.202%	12,000,000	12,012,600
12/10/15	0.204%	34,500,000	34,536,122
12/06/16	0.247%	31,800,000	31,864,331
Federal Home Loan Banks
05/24/17	0.875%	22,000,000	22,000,792
Morocco Government AID Bond U.S. Government Guaranty (a)(i)
05/01/23	0.383%	765,000	726,750
Total U.S. Government & Agency Obligations (Cost: $101,041,443)			$101,140,595

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(k) 0.7%
CANADA 0.4%
Province of Ontario Senior Unsecured
05/26/15	0.950%	$10,000,000	$10,065,900

MEXICO 0.3%
Petroleos Mexicanos
03/01/18	5.750%	8,000,000	9,020,000
Total Foreign Government Obligations (Cost: $18,826,720)			$19,085,900

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.5%

Illinois 0.5%
State of Illinois Unlimited General Obligation Taxable Notes Series 2011
03/01/17	5.365%	11,975,000	13,084,244
Total Municipal Bonds (Cost: $12,884,216)			$13,084,244

		Shares	Value

Money Market Funds 2.3%

Columbia Short-Term Cash Fund, 0.095% (l)(m)		58,175,317	$58,175,317
Total Money Market Funds (Cost: $58,175,317)			$58,175,317

Total Investments
(Cost: $2,560,254,326) (n)			$2,567,376,016(o)
Other Assets & Liabilities, Net			(21,495,435)
Net Assets			$2,545,880,581

Investments in Derivatives
Futures Contracts Outstanding at June 30, 2014

At June 30, 2014, securities totaling $337,380 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	650	USD	142,735,938	09/2014	—	(72,459)
US 5YR NOTE	(450)	USD	(53,757,423)	09/2014	—	(4,462)
Total					—	(76,921)

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of these securities amounted to $435,626,420 or 17.11% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Zero coupon bond.
(f)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(h)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2014 was $40,997, which represents less than 0.01% of net assets. Information concerning such security holdings at June 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
AMRESCO Residential Securities Corp. Mortgage Loan Trust
Series 1998-3 Class A7
07/25/28 0.632%	12/19/2003	14,671
Cityscape Home Equity Loan Trust
Series 1997-C Class A3
07/25/28 7.380%	11/25/2003 - 06/29/2009	572,589
First Alliance Mortgage Loan Trust
Series 1994-2 Class A2 (NPFGC)
06/25/25 6.680%	6/24/2004	23,592
RFMSI Home Equity Loan Trust
Series 2003-HS3 Class A2B (NPFGC)
08/25/33 0.442%	9/15/2003	3,955

(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2014, the value of these securities amounted to $726,751, which represents 0.03% of net assets.

(j)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2014, the value of these securities amounted to $1, which represents less than 0.01% of net assets.

(k)	Principal and interest may not be guaranteed by the government.
(l)	The rate shown is the seven-day current annualized yield at June 30, 2014.
(m)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	22,720,143	198,466,098	(163,010,924)	58,175,317	6,092	58,175,317

(n)

At June 30, 2014, the cost of securities for federal income tax purposes was approximately $2,560,254,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$19,834,000
Unrealized Depreciation	(12,712,000)
Net Unrealized Appreciation	$7,122,000

(o)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AID	Agency for International Development

CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•    Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•    Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•    Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	727,375,443	—	727,375,443
Residential Mortgage-Backed Securities - Agency	—	174,432,028	—	174,432,028
Residential Mortgage-Backed Securities - Non-Agency	—	74,796,094	—	74,796,094
Commercial Mortgage-Backed Securities - Agency	—	354,192,043	—	354,192,043
Commercial Mortgage-Backed Securities - Non-Agency	—	175,551,976	18,469,623	194,021,599
Asset-Backed Securities - Agency	—	12	—	12
Asset-Backed Securities - Non-Agency	—	366,146,271	4,050,214	370,196,485
Inflation-Indexed Bonds	—	50,862,567	—	50,862,567
U.S. Treasury Obligations	430,013,689	—	—	430,013,689
U.S. Government & Agency Obligations	—	100,413,845	726,750	101,140,595
Foreign Government Obligations	—	19,085,900	—	19,085,900
Municipal Bonds	—	13,084,244	—	13,084,244
Total Bonds	430,013,689	2,055,940,423	23,246,587	2,509,200,699
Mutual Funds
Money Market Funds	58,175,317	—	—	58,175,317
Total Mutual Funds	58,175,317	—	—	58,175,317
Investments in Securities	488,189,006	2,055,940,423	23,246,587	2,567,376,016
Derivatives
Liabilities
Futures Contracts	(76,921)	—	—	(76,921)
Total	488,112,085	2,055,940,423	23,246,587	2,567,299,095

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain asset backed and U.S. Government obligations classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 19, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 19, 2014